Convertible redeemable preferred shares - Schedule of Preferred Shares (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended							1 Months Ended					1 Months Ended
	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] USD ($)	Jun. 02, 2008 Series A convertible redeemable preferred shares [Member] CNY	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] USD ($)	Dec. 01, 2006 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2010 Series A convertible redeemable preferred shares [Member] CNY	Dec. 31, 2009 Series A convertible redeemable preferred shares [Member] CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2010 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2009 Series B convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-1 convertible redeemable preferred shares [Member] CNY	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] USD ($)	Nov. 22, 2009 Series C-2 convertible redeemable preferred shares [Member] CNY
Class of Stock [Line Items]
Issuance Date	Jun. 02, 2008	Jun. 02, 2008	Dec. 01, 2006	Dec. 01, 2006				Aug. 08, 2008	Aug. 08, 2008				Nov. 22, 2009	Nov. 22, 2009	Nov. 22, 2009	Nov. 22, 2009
Shares Issued and Outstanding	81,612,930	81,612,930	54,488,000	54,488,000				102,073,860	102,073,860				16,249,870	16,249,870	104,999,650	104,999,650
Issue Price Per Share	$ 0.0245		$ 0.0184					$ 0.0490					$ 0.0800		$ 0.1000
Proceeds from Issuance, Net of Issuance Costs	$ 1,975	13,722	$ 1,000	7,720				$ 4,959	34,232				$ 1,300	8,875	$ 10,460	71,684
Carrying Amount		560,681		374,332	935,013	846,752	154,393		703,901	703,901	639,799	124,173		112,556		729,464